Information Relating to Individual Plans in Funded Status Table that have PBO in Excess of Plan Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
U.S. Pension
Information relating to the individual plans in the funded status table above that have a PBO in excess of plan assets
PBO	$ 376
Fair value of plan assets	220
International Pension
Information relating to the individual plans in the funded status table above that have a PBO in excess of plan assets
PBO	447	$ 166
Fair value of plan assets	$ 133